CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2015	¥ 2,318,071	¥ 220,056	¥ 255,595	¥ 1,672,585	¥ 30,373	¥ (26,411)	¥ 2,152,198	¥ 165,873
Contribution to subsidiaries	6,801						0	6,801
Transaction with noncontrolling interests	(8,601)		1,918				1,918	(10,519)
Comprehensive income, net of tax:
Net income	270,171			260,169			260,169	10,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,121)				(3,145)		(3,145)	24
Net change of defined benefit pension plans	(4,123)				(4,436)		(4,436)	313
Net change of foreign currency translation adjustments	(27,876)				(25,197)		(25,197)	(2,679)
Net change of unrealized gains (losses) on derivative instruments	(4,063)				(3,817)		(3,817)	(246)
Total other comprehensive income (loss)	(39,183)						(36,595)	(2,588)
Total comprehensive income	230,988						223,574	7,414
Cash dividends	(83,215)			(76,034)			(76,034)	(7,181)
Exercise of stock options	822	413	409				822	0
Acquisition of treasury stock	(2)					(2)	(2)	0
Disposal of treasury stock	248		(426)	(53)		727	248	0
Adjustment of redeemable noncontrolling interests to redemption value	7,557			7,557			7,557	0
Other, net	150		133	17			150	0
Ending Balance at Mar. 31, 2016	2,472,819	220,469	257,629	1,864,241	(6,222)	(25,686)	2,310,431	162,388
Contribution to subsidiaries	20,811						0	20,811
Transaction with noncontrolling interests	(37,092)		10,516		(5,187)		5,329	(42,421)
Comprehensive income, net of tax:
Net income	280,494			273,239			273,239	7,255
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(14,926)				(14,918)		(14,918)	(8)
Net change of defined benefit pension plans	7,670				7,508		7,508	162
Net change of foreign currency translation adjustments	(5,910)				(2,725)		(2,725)	(3,185)
Net change of unrealized gains (losses) on derivative instruments	326				274		274	52
Total other comprehensive income (loss)	(12,840)						(9,861)	(2,979)
Total comprehensive income	267,654						263,378	4,276
Cash dividends	(66,426)			(61,299)			(61,299)	(5,127)
Exercise of stock options	81	55	26				81	0
Acquisition of treasury stock	(12,128)					(12,128)	(12,128)	0
Disposal of treasury stock	237		(409)			646	237	0
Adjustment of redeemable noncontrolling interests to redemption value	1,293			1,293			1,293	0
Other, net	376		376				376	0
Ending Balance at Mar. 31, 2017	2,647,625	220,524	268,138	2,077,474	(21,270)	(37,168)	2,507,698	139,927
Contribution to subsidiaries	13,830						0	13,830
Transaction with noncontrolling interests	(36,495)		(972)		(1)		(973)	(35,522)
Comprehensive income, net of tax:
Net income	321,137			313,135			313,135	8,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(22,834)				(22,746)		(22,746)	(88)
Net change of defined benefit pension plans	(2,962)				(2,984)		(2,984)	22
Net change of foreign currency translation adjustments	(1,539)				(2)		(2)	(1,537)
Net change of unrealized gains (losses) on derivative instruments	779				745		745	34
Total other comprehensive income (loss)	(26,556)						(24,987)	(1,569)
Total comprehensive income	294,581						288,148	6,433
Cash dividends	(80,975)			(72,757)			(72,757)	(8,218)
Exercise of stock options	656	437	219				656	0
Acquisition of treasury stock	(39,110)					(39,110)	(39,110)	0
Disposal of treasury stock	257		(476)			733	257	0
Adjustment of redeemable noncontrolling interests to redemption value	(1,876)			(1,876)			(1,876)	0
Reclassification of change in accounting standards	0			(692)	692		0	0
Other, net	381		382	(1)			381	0
Ending Balance at Mar. 31, 2018	¥ 2,798,874	¥ 220,961	¥ 267,291	¥ 2,315,283	¥ (45,566)	¥ (75,545)	¥ 2,682,424	¥ 116,450